UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D/A

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


                For the monthly distribution period from
                     April 26, 2007 to May 25, 2007

        Commission File Number of issuing entity:  333-139817-06

                        FFMLT 2007-FFB-SS
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-139817

                     GS Mortgage Securities Corp.
         (Exact name of depositor as specified in its Charter)

                   Goldman Sachs Mortgage Company
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Pooling-Tier REMC I     20-8962264
                  Pooling-Tier REMC II    20-8962318
                  Pooling-Tier REMC III   20-0285893
                  Grantor Trust           20-7423289
                  (I.R.S. Employer Identification No.)

       Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                              92705
                           (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (212) 902-1000

                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A             [ ]             [ ]             [X]        Not Applicable
Class M-1           [ ]             [ ]             [X]        Not Applicable
Class M-2           [ ]             [ ]             [X]        Not Applicable
Class M-3           [ ]             [ ]             [X]        Not Applicable
Class M-4           [ ]             [ ]             [X]        Not Applicable
Class M-5           [ ]             [ ]             [X]        Not Applicable
Class M-7           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On May 25, 2007 a distribution was made to holders of the certificates issued by FFMLT 2007-FFB-SS.

         The distribution report is attached as an Exhibit to this Form 10-D/A. Please see Item 9(b), Exhibit 99.1 for the related information.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         On the closing date of the issuance of the FFMLT Trust 2007-FFB-SS Mortgage Pass-Through Certificates, the Class M-6, Class X,
         Class X-1, Class P and Class R certificates were sold to Goldman, Sachs & Co. in a transaction exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Section 4(2) under the Act. The net proceeds from the sale of these certificates were applied by the depositor toward the purchase of the mortgage loans constituting the pool assets.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         The consolidated unaudited financial statements of XL Capital Assurance Inc. and XL Financial Assurance Ltd. as of March 31, 2007, which appear as Exhibit 99.1 and 99.2, respectively, in Security Capital Assurance Ltd's (Commission CIK No. 0001358164)
         (the "Company") Quarterly Report on Form 10-Q of the Company filed with the Securities and Exchange Commission by the Company on May 14, 2007 (Commission File No. 001-32950) are incorporated by reference herein.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         (99.1) Monthly Report distributed to holders of FFMLT 2007-FFB-SS,
                Mortgage Pass-Through Certificates, Series 2007-FFB-SS, relating to the May 25, 2007 distribution.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.
                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           GS Mortgage Securities Corp.
                                           (Depositor)


                                           /s/ Michelle Gill
                                           Name: Michelle Gill
                                           Title:  Vice President

     Date:  March 19, 2008


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly report distributed to holders of FFMLT 2007-FFB-SS, Mortgage Pass-Through Certificates, Series 2007-FFB-SS, relating to the May 25, 2007 distribution.